Debt (Long-Term Debt Maturities Excluding Capital Lease Obligations) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 26, 2013
Debt Disclosure [Abstract]
2014	$ 25,000
2015	25,000
2016	25,000
2017	137,500
2018	249,829
Thereafter	299,707
Carrying value of notes	$ 762,036